Inventories - Additional Information (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024
Inventories
Inventories recognized as an expense	$ 110,984	$ 508,528	$ 303,835	$ 1,059,392
Cost of sales including depreciation	15,184	$ 53,497	27,132	$ 126,126
Deposits to suppliers for future inventory purchases	$ 2,517,921		$ 2,517,921		$ 1,780,430